Income Taxes - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	$ 700,000	$ 3,800,000